Commitments and Contingencies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				0 Months Ended
	Mar. 31, 2014 Leases	Mar. 31, 2013	Dec. 31, 2013 Leases	Dec. 31, 2012	Mar. 31, 2014 Health Guru Media [Member]	Dec. 31, 2013 Health Guru Media [Member]	Dec. 31, 2013 Employment Agreement [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Employment Agreement [Member] Chief Operating Officer [Member]	Dec. 31, 2013 Employment Agreement [Member] Chief Financial Officer (Not Interim) [Member]	Dec. 03, 2013 Employment Agreement [Member] President [Member]
Commitments and Contingencies (Textual)
Annual salary to be paid in exchange for services							$ 350	$ 225	$ 160	$ 300
Agreement period							4 years
Stock options, granted							2,400,000	500,000	500,000	2,500,000
Stock option exercise price										$ 0.26
Annual performance bonus									40	125
Percentage of annual performance bonus							50.00%	50.00%		50.00%
Employment agreement term										Dec. 03, 2017
Additional bonus description										additional bonus payment of $125 payable on July 1, 2014
Number of leases	2		2
Rent expense	119	53	247	211
Lease expiration date	Sep. 30, 2014		Sep. 30, 2014		Sep. 30, 2015	Sep. 30, 2015
Agreement termination fee	50		50
Junior secured promissory note, Original principal amount			$ 28,700